Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property, plant and equipment
Reconciliation of changes in property, plant and equipment

		Computer	Furniture
	Leasehold	and	and		Office
	Improvements	Peripherals	Fixtures	Vehicles	Equipment	Total
Gross block
At March 31, 2017	44,460	256,706	11,720	105,063	29,409	447,358
Acquisitions through business combinations (refer to Note 43)	30,149	7,238	4,817	5,919	7,890	56,013
Additions	—	106,805	678	34,698	5,890	148,071
Disposals/adjustment	(9,645)	(3,198)	(41)	(10,270)	(812)	(23,966)
Effects of movements in foreign exchange rates	137	692	38	2,531	45	3,443
At March 31, 2018	65,101	368,243	17,212	137,941	42,422	630,919
Acquisitions through business combinations (refer to Note 43)	—	260	—	—	—	260
Additions	1,744	20,702	1,123	15,400	3,544	42,513
Disposals/adjustment	(9,985)	(3,148)	(2,070)	(15,202)	(1,654)	(32,059)
Effects of movements in foreign exchange rates	56	(26)	16	1,034	20	1,100
At March 31, 2019	56,916	386,031	16,281	139,173	44,332	642,733
Depreciation
At March 31, 2017	37,124	189,374	9,482	49,736	19,996	305,712
Charge for the year	11,447	63,351	1,519	22,221	6,012	104,550
Disposals/adjustment	(9,645)	(3,055)	(41)	(9,396)	(752)	(22,889)
Effects of movements in foreign exchange rates	117	56	21	1,639	19	1,852
At March 31, 2018	39,043	249,726	10,981	64,200	25,275	389,225
Charge for the year	19,407	66,373	2,078	28,849	7,074	123,781
Disposals/adjustment	(9,985)	(3,225)	(1,855)	(10,536)	(939)	(26,540)
Effects of movements in foreign exchange rates	66	57	9	690	11	833
At March 31, 2019	48,531	312,931	11,213	83,203	31,421	487,299
Net block
At March 31, 2018	26,058	118,517	6,231	73,741	17,147	241,694
At March 31, 2019	8,385	73,100	5,068	55,970	12,911	155,434